UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Vert Global Sustainable Real Estate ETF
VGSR (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Vert Global Sustainable Real Estate ETF (the “Fund”)  for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://vertfunds.com/fund-information/. You can also request this information by contacting us at 1-844-740-VERT  or by sending an email request to info@vertasset.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Vert Global Sustainable Real Estate ETF	$23	0.45%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$412,373,193
Number of Holdings	150
Net Advisory Fee Paid	$702,232
Portfolio Turnover Rate	1%
Total Fund Operating Expenses	0.51%
30-Day SEC Yield	3.47%
30-Day SEC Yield Unsubsidized	3.42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Sector Breakdown (% of Net Assets)*

Top 10 Holdings	(% of Net Assets)
Welltower, Inc.	5.5%
Digital Realty Trust, Inc.	5.5%
Equinix, Inc.	5.4%
Simon Property Group, Inc.	5.2%
Prologis, Inc.	4.7%
American Tower Corp.	4.6%
Goodman Group	4.1%
Extra Space Storage, Inc.	3.4%
AvalonBay Communities, Inc.	3.4%
Iron Mountain, Inc.	3.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) andStandard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. BankGlobal Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://vertfunds.com/fund-information/.
Vert Global Sustainable Real Estate ETF	PAGE 1	TSR-SAR-56170L695

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-844-740-VERT, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
Vert Global Sustainable Real Estate ETF	PAGE 2	TSR-SAR-56170L695

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vert Global Sustainable Real Estate ETF
Core Financial Statements
Semi-Annual Report December 31, 2024

Vert Global Sustainable Real Estate ETF
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.4%
DIVERSIFIED REITS - 6.7%
Activia Properties, Inc.	280	$585,263
Alexander & Baldwin, Inc.	24,144	428,315
American Assets Trust, Inc.	20,869	548,020
British Land Co. PLC	446,001	2,013,084
Charter Hall Long Wale REIT	295,407	684,050
Covivio SA	22,335	1,127,713
Cromwell European Real Estate Investment Trust(a)	74,019	121,101
Daiwa House REIT Investment Corp.	929	1,370,210
Empire State Realty Trust, Inc. - Class A	55,749	575,330
GPT Group	839,957	2,272,656
Growthpoint Properties Australia Ltd.	118,508	174,630
Growthpoint Properties Ltd.	1,567,818	1,057,675
Hulic Reit, Inc.	541	472,635
ICADE	15,701	373,617
KDX Realty Investment Corp.	1,751	1,665,656
Land Securities Group PLC	320,785	2,346,218
Merlin Properties Socimi SA	167,499	1,762,198
Mirvac Group	1,677,561	1,947,488
Mori Trust Reit, Inc.	907	355,505
Nomura Real Estate Master Fund, Inc.	1,704	1,493,006
NTT UD REIT Investment Corp.	577	439,101
Picton Property Income Ltd.	151,733	121,619
Redefine Properties Ltd.	2,813,712	678,452
Schroder Real Estate Investment Trust Ltd.	148,475	94,462
Sekisui House Reit, Inc.	1,894	931,574
Stockland	1,019,688	3,030,426
Suntec Real Estate Investment Trust	873,300	748,982
Tokyu REIT, Inc.	348	347,203
		27,766,189
HEALTH CARE REITS - 12.0%
Aedifica SA	19,742	1,148,884
Alexandria Real Estate Equities, Inc.(b)	69,445	6,774,360
Assura PLC	1,335,204	641,123
Cofinimmo SA	18,266	1,051,640
Healthpeak Properties, Inc.	304,219	6,166,519
Ventas, Inc.	181,249	10,673,754
Welltower, Inc.	180,750	22,779,922
		49,236,202
HOTEL & RESORT REITS - 2.2%
CapitaLand Ascott Trust	1,117,100	712,415
DiamondRock Hospitality Co.(b)	82,570	745,607
Hoshino Resorts REIT, Inc.	270	383,800
Host Hotels & Resorts, Inc.	309,446	5,421,494
Japan Hotel REIT Investment Corp.	2,122	953,253
RLJ Lodging Trust	60,726	620,012
		8,836,581

The accompanying notes are an integral part of these financial statements.

1

Vert Global Sustainable Real Estate ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
INDUSTRIAL REITS - 16.6%
Americold Realty Trust, Inc.	116,360	$2,490,104
CapitaLand Ascendas REIT	1,664,100	3,134,978
Dexus Industria REIT	45,580	72,528
Dream Industrial Real Estate Investment Trust	60,719	498,603
Frasers Logistics & Commercial Trust	1,270,700	819,686
GLP J-Reit	2,017	1,583,722
Goodman Group	757,531	16,716,037
Goodman Property Trust	481,182	541,860
Industrial & Infrastructure Fund Investment Corp.	1,078	788,128
Japan Logistics Fund, Inc.	353	591,178
LaSalle Logiport REIT	806	728,764
LXP Industrial Trust(b)	130,062	1,056,104
Mapletree Logistics Trust	1,496,700	1,393,351
Mitsubishi Estate Logistics REIT Investment Corp.	190	418,904
Mitsui Fudosan Logistics Park, Inc.	1,367	882,567
Nippon Prologis REIT, Inc.	921	1,306,254
Prologis Property Mexico SAB de CV	534,036	1,483,752
Prologis, Inc.	182,621	19,303,040
Rexford Industrial Realty, Inc.	97,967	3,787,404
Segro PLC	558,481	4,904,466
SOSiLA Logistics REIT, Inc.	306	205,415
STAG Industrial, Inc.	79,516	2,689,231
Tritax Big Box REIT PLC	989,559	1,644,576
Warehouses De Pauw CVA	77,730	1,529,294
		68,569,946
OFFICE REITS - 6.4%
Allied Properties Real Estate Investment Trust	19,800	236,108
Brandywine Realty Trust	66,296	371,258
BXP, Inc.(b)	65,910	4,901,068
CLS Holdings PLC	15,840	15,374
Cromwell Property Group	647,533	152,349
Derwent London PLC	38,957	955,787
Dexus(a)	464,404	1,914,985
Dream Office Real Estate Investment Trust	3,508	43,563
Gecina SA	19,935	1,867,126
Great Portland Estates PLC	165,134	595,622
Hudson Pacific Properties, Inc.	36,698	111,195
Inmobiliaria Colonial Socimi SA	109,031	584,264
Japan Prime Realty Investment Corp.	323	648,425
Japan Real Estate Investment Corp.	2,565	1,761,030
JBG SMITH Properties	31,650	486,460
Kilroy Realty Corp.(b)	46,000	1,860,700
Manulife US Real Estate Investment Trust	752,209	66,947
Nippon Building Fund, Inc.	3,482	2,711,866
NSI NV	9,879	193,545
Orix JREIT, Inc.	1,131	1,180,944

The accompanying notes are an integral part of these financial statements.

2

Vert Global Sustainable Real Estate ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
OFFICE REITS - (Continued)
Precinct Properties New Zealand Ltd.(a)	629,385	$416,083
SL Green Realty Corp.(b)	29,976	2,035,970
Vornado Realty Trust(b)	70,508	2,964,156
Workspace Group PLC	64,887	399,007
		26,473,832
RESIDENTIAL REITS - 15.7%
Advance Residence Investment Corp.	606	1,127,478
Altarea SCA	1,773	176,984
AvalonBay Communities, Inc.(b)	63,461	13,959,516
Care Property Invest NV	6,667	78,840
Centerspace	6,004	397,165
Dream Residential Real Estate Investment Trust	2,600	16,224
Equity LifeStyle Properties, Inc.(b)	79,516	5,295,766
Equity Residential	150,245	10,781,581
Essex Property Trust, Inc.	28,367	8,097,076
Home Reit PLC(a)(c)	255,956	30,485
Irish Residential Properties REIT PLC	120,619	113,660
Killam Apartment Real Estate Investment Trust	23,142	275,155
Mid-America Apartment Communities, Inc.(b)	51,374	7,940,879
Minto Apartment Real Estate Investment Trust(d)	11,500	106,668
Sun Communities, Inc.(b)	56,083	6,896,527
UDR, Inc.	137,862	5,984,589
UMH Properties, Inc.(b)	31,268	590,340
UNITE Group PLC	174,572	1,763,276
Veris Residential, Inc.	36,688	610,121
Xior Student Housing NV	8,663	265,976
		64,508,306
RETAIL REITS - 17.2%
Brixmor Property Group, Inc.	132,159	3,679,307
CapitaLand Integrated Commercial Trust	2,536,956	3,589,155
Carmila SA	26,911	446,417
Charter Hall Retail REIT	264,401	515,666
Choice Properties Real Estate Investment Trust	71,734	665,866
Eurocommercial Properties NV	20,380	468,496
Federal Realty Investment Trust	33,024	3,697,037
First Capital Real Estate Investment Trust	42,825	505,015
Frasers Centrepoint Trust	566,300	875,893
Hammerson PLC(a)	172,027	602,386
Immobiliare Grande Distribuzione SIIQ SpA(a)	20,822	53,903
Japan Metropolitan Fund Invest	3,158	1,812,494
Kimco Realty Corp.	297,807	6,977,618
Kiwi Property Group Ltd.	667,771	336,706
Klepierre SA	97,772	2,814,544
Lar Espana Real Estate Socimi SA	19,055	162,784
Lendlease Global Commercial REIT	881,046	355,208
Macerich Co.(b)	101,486	2,021,601

The accompanying notes are an integral part of these financial statements.

3

Vert Global Sustainable Real Estate ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
RETAIL REITS - (Continued)
Mapletree Pan Asia Commercial Trust	922,400	$818,138
Mercialys SA	43,971	460,327
Regency Centers Corp.(b)	74,157	5,482,427
RioCan Real Estate Investment Trust	68,713	873,365
Scentre Group	2,315,757	4,917,930
Shaftesbury Capital PLC	560,635	881,181
Simon Property Group, Inc.	125,398	21,594,790
Unibail-Rodamco-Westfield	51,932	3,910,549
Vastned Belgium NV	37	1,058
Vastned Retail NV	4,372	96,882
Vicinity Ltd.	1,673,986	2,176,538
Wereldhave Belgium Comm VA	447	21,292
Wereldhave NV	15,258	217,403
		71,031,976
SPECIALIZED REITS - 22.6%
American Tower Corp.	102,371	18,775,865
Big Yellow Group PLC	76,932	924,953
Charter Hall Social Infrastructure REIT	146,810	233,606
Digital Realty Trust, Inc.	127,560	22,620,215
Equinix, Inc.	23,709	22,354,979
Extra Space Storage, Inc.	93,473	13,983,561
Iron Mountain, Inc.	129,266	13,587,149
Safestore Holdings PLC	83,531	673,713
		93,154,041
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $376,610,041)		409,577,073
	Units
SHORT-TERM INVESTMENTS - 11.8%
Investments Purchased with Proceeds from Securities Lending - 11.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.51%(e)	48,421,288	48,421,288
	Shares
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 4.40%(e)	434,999	434,999
TOTAL SHORT-TERM INVESTMENTS (Cost $48,856,287)		48,856,287
TOTAL INVESTMENTS - 111.2% (Cost $425,466,328)		$458,433,360
Liabilities in Excess of Other Assets - (11.2)%		(46,060,167)
TOTAL NET ASSETS - 100.0%		$412,373,193

The accompanying notes are an integral part of these financial statements.

4

Vert Global Sustainable Real Estate ETF
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of December 31, 2024. The total market value of these securities was $47,535,248 which represented 11.5% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Vert Asset Management, LLC (the “Advisor”), acting as Valuation Designee. These securities represented $30,485 or 0.0% of net assets as of December 31, 2024.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities totaled $106,668 or 0.0% of the Fund’s net assets.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

Vert Global Sustainable Real Estate ETF
Statement of Assets and Liabilities
December 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$458,433,360
Dividends receivable	1,731,532
Foreign currency, at value	737,396
Dividend tax reclaims receivable	105,044
Interest receivable	3,961
Security lending income receivable	3,060
Prepaid expenses	15,871
Total assets	461,030,224
LIABILITIES:
Payable upon return of collateral for securities loaned	48,421,288
Payable to advisor	122,743
Payable for custodian fees	56,267
Payable for fund administration and accounting fees	31,385
Payable for compliance fees	2,693
Payable for transfer agent fees and expenses	327
Payable for expenses and other liabilities	22,328
Total liabilities	48,657,031
NET ASSETS	$412,373,193
Net Assets Consists of:
Paid-in capital	$400,681,052
Total distributable earnings	11,692,141
Total net assets	$412,373,193
Net assets	$412,373,193
Shares issued and outstanding(a)	40,942,962
Net asset value per share	$10.07
Cost:
Investments, at cost	$425,466,328
Foreign currency, at cost	$796,315

LOANED SECURITIES:
at value (included in investments)	$47,535,248

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

Vert Global Sustainable Real Estate ETF
Statement of Operations
For the Period Ended December 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$7,293,443
Less: dividend withholding taxes	(279,866)
Interest income	30,115
Securities lending income (Note 8)	13,304
Total investment income	7,056,996
EXPENSES:
Investment advisory fee (Note 4)	822,059
Fund administration and accounting fees (Note 4)	105,389
Custodian fees	47,012
Legal fees	15,272
Trustees’ fees	13,156
Audit fees	8,740
Compliance fees	8,004
Reports to shareholders	8,004
Federal and state registration fees	2,024
Transfer agent fees	1,012
Other expenses and fees	12,972
Total expenses	1,043,644
Expense reimbursement by Advisor (Note 4)	(118,827)
Net expenses	924,817
NET INVESTMENT INCOME	6,132,179
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,497,016)
Distributions received from other investment companies	541
Foreign currency translation	13,463
Net realized loss	(1,483,012)
Net change in unrealized appreciation (depreciation) on:
Investments	15,969,712
Foreign currency translation	(5,503)
Net change in unrealized appreciation	15,964,209
Net realized and unrealized gain	14,481,197
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,613,376

The accompanying notes are an integral part of these financial statements.

7

Vert Global Sustainable Real Estate ETF
Statements of Changes in Net Assets

	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024*
OPERATIONS:
Net investment income	$6,132,179	$9,941,461
Net realized loss	(1,483,012)	(4,825,400)
Net change in unrealized appreciation	15,964,209	32,060,152
Net increase in net assets from operations	20,613,376	37,176,213
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,974,269)	(16,350,404)
Return of capital	—	(1,283,216)
Total distributions to shareholders	(5,974,269)	(17,633,620)
CAPITAL TRANSACTIONS:
Subscriptions	30,647,588	100,074,661
Redemptions	—	(44,380,856)
ETF transaction fees (See Note 7)	—	1,284
Net increase in net assets from capital transactions	30,647,588	55,695,089
Net increase in net assets	45,286,695	75,237,682
NET ASSETS:
Beginning of the period	367,086,498	291,848,816
End of the period	$412,373,193	$367,086,498
SHARES TRANSACTIONS
Subscriptions	2,925,000	10,836,661
Redemptions	—	(4,847,028)
Total increase in shares outstanding	2,925,000	5,989,633

*	Prior to December 4, 2023, the Fund operated as a traditional open-end mutual fund. See Note 1.
The accompanying notes are an integral part of these financial statements.

8

Vert Global Sustainable Real Estate ETF
Financial Highlights

	Period Ended December 31, 2024 (Unaudited)	Year Ended June 30,
		2024(f)	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$9.66	$9.11	$9.62	$11.39	$8.59	$10.45
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.28	0.30	0.21	0.19	0.32
Net realized and unrealized gain (loss) on investments	0.40	0.76	(0.67)	(1.55)	2.76	(1.84)
Total from investment operations	0.56	1.04	(0.37)	(1.34)	2.95	(1.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.46)	(0.04)	(0.26)	(0.15)	(0.34)
Net realized gains	—	—	(0.10)	(0.17)	—	—
Return of capital	—	(0.03)	—	—	—	—
Total distributions	(0.15)	(0.49)	(0.14)	(0.43)	(0.15)	(0.34)
Redemption fee per share	—	0.00(b)	—	—	—	—
ETF transaction fees per share	—	0.00(b)	—	—	—	—
Net asset value, end of period	$10.07	$9.66	$9.11	$9.62	$11.39	$8.59
Total return(c)	5.81%(g)	11.41%(g)	(3.84)%	(12.41)%	34.72%	(15.14)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$412,373	$367,086	$291,849	$159,356	$125,923	$50,637
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	0.51%	0.56%	0.62%	0.67%	0.80%	1.12%
After expense reimbursement/ recoupment(d)	0.45%	0.47%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets:
Before reimbursements(d)	2.98%	2.94%	3.11%	1.64%	1.66%	2.64%
After reimbursements(d)	2.92%	3.03%	3.23%	1.80%	1.96%	3.26%
Portfolio turnover rate(c)(e)	1%	11%	9%	11%	19%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on December 4, 2023. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. The financial highlights in the above table reflect the performance of the mutual fund for the period prior to December 4, 2023 and the performance of the Fund as an ETF for the period from December 4, 2023 through December 31, 2024.

(g)	The performance for the Fund is calculated on a net asset value basis.
The accompanying notes are an integral part of these financial statements.

9

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The Vert Global Sustainable Real Estate ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on October 31, 2017. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund. The investment objective of the Fund is to achieve long-term capital appreciation.
The Fund is the accounting and performance survivor of the Vert Global Sustainable Real Estate Fund (the “Target Fund”) following a tax-free reorganization (“Reorganization”), pursuant to an Agreement and Plan of Reorganization, which resulted in the conversion of the Target Fund organized as a mutual fund to an exchange-traded fund (“ETF”) on December 4, 2023. The Fund was established as a “shell” fund organized solely in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Target Fund and continuing the operations of the Target Fund as an ETF. The Fund had no performance history prior to the Reorganization. The Fund has a substantially similar strategy as the Target Fund. Shares of the Target Fund were exchanged for shares of equal value of the Fund. The cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended December 31, 2024.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each

REIT, and management estimates such re-designations when actual information has not yet been reported.

10

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
Income on REITs may be reclassified to realized gains or as an adjustment to cost in order to correctly recognize the true character of the distributions received by the Fund. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
Foreign Currency: Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of December 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

11

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.
Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Valuation Designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices

12

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$409,546,588	$ —	$ 30,485	$409,577,073
Investments Purchased with Proceeds from Securities Lending*	—	—	—	48,421,288
Money Market Funds	434,999	—	—	434,999
Total Investments	$409,981,587	$—	$30,485	$458,433,360

*
Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value hierarchy. The investment is included in the total column for the purpose of reconciling the table to the schedule of investments.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
July 1, 2024 Market Value	$30,770
Purchases	—
Sales proceeds (and/or rights exercised)	—
Accrued discounts/premiums net	—
Change in unrealized appreciation/(depreciation)	(285)
Transfer in and/or (out) of Level 3	—
Balance as of December 31, 2024	$30,485

As of December 31, 2024, the change in unrealized depreciation on positions still held in the Fund was $(285) for Home REIT PLC.
Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of December 31, 2024.
The table is not intended to be all-inclusive but instead identifies the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Primary Fair Value	Valuation Technique	Unobservable Inputs	Weighted Average(a)	Valuation from a Decrease in input
REIT	$30,485	Discount to last quoted price	Discount	75%	Increase

(a)	Weighted Averages are calculated based on Fair Value of investments.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended December 31, 2024, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly

13

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
fee at an annual rate of 0.40% of the average daily net assets of the Fund. For the period ended December 31, 2024, the Fund incurred $822,059 in advisory fees. The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund. The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that the total annual fund operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees (including sub-transfer agency fees), taxes, any expenses incurred in connection with borrowings made by a Fund, interest (including without limitation interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation do not exceed the following amounts of the average daily net assets of the ETF:

Vert Global Sustainable Real Estate ETF	0.45%

For the period ended December 31, 2024, the Advisor reduced its fees and absorbed Fund expenses in the amount of $118,827 for the Fund. The waivers and reimbursements will remain in effect through at least December 4, 2026, unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s prior review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2027	12/31/2027	Total
$195,771	$118,827	$314,598

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent to the Fund and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
For the period ended December 31, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and compliance fees:

Administration & Fund Accounting	$105,389
Custody	$47,012
Transfer agency	$1,012
Compliance	$8,004

14

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
At December 31, 2024, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees, compliance fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & Fund Accounting	$31,385
Custody	$56,267
Transfer agency	$327
Compliance	$ 2,693

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares of the Fund (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SECURITIES TRANSACTIONS
For the period ended December 31, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$5,804,778	$4,787,586

There were no purchases or sales of long-term U.S. Government securities.
For the period ended December 31, 2024, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$29,842,568	$—

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of June 30, 2024, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$383,268,136
Gross unrealized appreciation	41,334,354
Gross unrealized depreciation	(30,973,926)
Net unrealized depreciation	10,360,428
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(12,051,657)
Total accumulated deficit	$(1,691,229)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and passive foreign investment companies.
As of June 30, 2024, the Fund had long-term capital losses in the amount of $10,139,858 and short-term capital losses in the amount of $1,905,018 to offset future capital gains.

15

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
For the fiscal year ended June 30, 2024, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated Deficit	Paid in Capital
Vert Global Sustainable Real Estate ETF	$(6,106,233)	$6,106,233

The tax character of distributions paid during the fiscal year ended June 30, 2024, and the fiscal year ended June 30, 2023, was as follows:

	Year Ended June 30,
	2024	2023
Ordinary income	$16,350,404	$1,656,103
Long-term capital gains	—	1,095,888
Return of Capital	1,283,216	—
	$17,633,620	$2,751,991

NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 8 – SECURITIES LENDING
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Advisor.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities. At the time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government

16

Vert Global Sustainable Real Estate ETF
NOTES TO FINANCIAL STATEMENTS
at December 31, 2024 (Unaudited)(Continued)
securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.
As of December 31, 2024, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.
The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.
Securities Lending Transactions

Overnight and Continuous	Market Value of Securities on Loan	Investment Asset Class of Securities Purchased	Collateral Proceeds from Securities Lending	Pledged Counterparty^	Net Exposure
Vert Global Sustainable Real Estate ETF	$47,535,248	Non-registered money market Fund	$48,421,288	$48,421,288	$ —

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.
NOTE 10 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

17

Vert Global Sustainable Real Estate ETF
Approval of advisory agreement (Unaudited)
Approval of the Vert Global Sustainable Real Estate ETF
Investment Advisory Agreement and Investment Sub-Advisory Agreement
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 19, 2024 to consider the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Vert Global Sustainable Real Estate ETF (the “Fund”), a series of the Trust, and the Fund’s investment advisor, Vert Asset Management, LLC (“Vert” or the “Advisor”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Vert and Dimensional Fund Advisors LP (“DFA” or the “Sub-Advisor”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2024 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and the Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Vert’s and DFA’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Vert and DFA, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the sub-advisory fee payable by Vert to DFA, the expense limitation agreement between Vert and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with a representative of Vert earlier in the year to discuss Vert’s investment strategy for the Fund, the Fund’s performance, operational and market matters following the Fund’s conversion to an exchange-traded fund, DFA’s performance as subadvisor to the Fund, updates about each firm’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by Vert and DFA, the performance of the Fund, trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of services provided by Vert, including research, security selection and screening for ESG considerations, as well as ETF-related services, compliance monitoring, portfolio company engagement, marketing, shareholder servicing and oversight of DFA as the Fund’s sub-advisor. The Trustees also considered the nature, extent and quality of services provided by DFA, including day to day portfolio management, trading and proxy voting. The Trustees considered the qualifications and experience of key personnel at Vert and DFA who are involved in the day-to-day activities of the Fund. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with Vert and DFA providing investment advisory and sub-advisory services to the Fund, respectively. The Trustees considered the information provided by Vert and DFA in response to the due diligence questionnaires and as part of the presentation by the Advisor earlier in the year. The Trustees concluded that the nature, extent and quality of services provided to the Fund by Vert and DFA were appropriate and that the Fund was likely to continue to benefit from the services provided by Vert and DFA under the Advisory Agreement and the Sub-Advisory Agreement, respectively.

18

Vert Global Sustainable Real Estate ETF
Approval of advisory agreement (Unaudited)(Continued)
2. Investment Performance of the Fund
The Trustees considered the performance of the Fund for the one-year, three-year and five-year periods ended June 30, 2024 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar global real estate peer group and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”). The Trustees also considered the Fund’s since-inception performance.
The Trustees noted that the Fund underperformed its benchmark, the S&P Global REIT Index, for the one-year and three-year periods and outperformed the benchmark for the five-year period. The Trustees noted that the Fund outperformed its Barrington Cohort and Morningstar peer group average for the one-year period, underperformed the Barrington Cohort for the three-year period and outperformed the Morningstar peer group average for the three-year period, underperformed the Barrington Cohort for the five-year period and outperformed the Morningstar peer group average for the five-year period. The Trustees considered Vert’s commentary regarding the Fund’s performance. The Board considered that Vert and DFA do not manage any other accounts that are similar to the Fund in terms of investment strategy.
The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from Vert’s and DFA’s continued management.
3. Advisory Fees and Expenses
The Trustees considered the Fund’s advisory fee rate and expense ratio relative to those of peer funds in the Barrington Cohort. The Trustees considered Vert’s commentary regarding the Fund’s advisory fee rate. The Trustees noted that the Fund’s contractual management fee of 0.40% was lower than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional share class is lower than the Barrington Cohort average and the Morningstar category average. The Trustees noted that Vert reduced the Fund’s total expense ratio to 0.45% as part of the Fund’s conversion to an ETF and considered the fee waivers and expense reimbursements previously provided by Vert. The Trustees noted that Vert does not manage any comparable accounts.
The Trustees concluded that the Fund’s expenses and the management fee paid to Vert were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by Vert.
The Trustees then considered the sub-advisory fee paid to DFA by Vert for the services provided as the Fund’s sub-advisor, including Vert’s discussion of the appropriateness of the sub-advisory fee. The Trustees concluded that the sub-advisory fee paid to DFA by Vert was reasonable.
4. Costs of Services Provided and Profits Realized by the Advisor and Sub-Advisor
The Trustees considered Vert’s and DFA’s financial statements and a profitability analysis prepared by Vert based on the fees payable under the Advisory Agreement. The Trustees concluded that Vert’s level of profitability from its relationship with the Fund was reasonable. The Trustees did not consider DFA’s profitability from its relationship with the Fund.
5. Economies of Scale
The Trustees compared the Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but was already set at a low level. The Trustees also considered that Vert has been waiving fees or reimbursing expenses since the Fund’s inception. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place. Because the sub-advisory fees payable to DFA is not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
6. Benefits Derived from the Relationship with the Fund
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Vert or DFA from their association with the Fund to be material factors.

19

Vert Global Sustainable Real Estate ETF
Approval of advisory agreement (Unaudited)(Continued)
Conclusion
In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

20

Vert Global Sustainable Real Estate ETF
ADDITIONAL INFORMATION
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See above.

21

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott M. Ostrowski
Scott M. Ostrowski, President/Principal Executive Officer

Date	March 5, 2025

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, Treasurer/Principal Financial Officer

Date	March 5, 2025

* Print the name and title of each signing officer under his or her signature.